Share-based Payments	12 Months Ended
Dec. 31, 2017
Share-based Payments
Share-based Payments

27. Share-based Payments

(a)   Stock incentive plan

        In March 2011, the Company adopted the Vipshop Holdings Limited 2011 Stock Incentive Plan (the "2011 Plan"), which provide up to an aggregate of 7,350,000 Class A ordinary shares of the Company as stock based compensation to employees, directors, officers and consultants and other eligible personal of the Group.

        In 2012, the Company adopted the 2012 Stock Incentive Plan (the "2012 Plan"), which provide up to an aggregate of 9,000,000 Class A ordinary shares of the Company, and the maximum aggregate number of shares that may be issued per calendar year is 1,500,000 from 2012 until the termination of the 2012 Plan.

        In July 2014, the Company adopted the 2014 Stock Incentive Plan (the "2014 Plan"), in which the maximum aggregate number of ordinary shares may be issued under the 2014 Plan is (i) 5,366,998 Class A ordinary shares, and (ii) an automatic increase on January 1 of each year after the effective date of the 2014 Plan by that number of shares representing 1.5% of the Company's then total issued and outstanding share capital as of December 31 of the preceding year, or such less number as determined by the board of directors.

        During the years ended December 31, 2015 and 2016, no stock option were granted to executive officers, employees and non-employees of the Group under the 2011, 2012 and 2014 Plans.

        In January 2017, the Company granted 900,000 restricted shares to its senior management, and on the same date, the Company also granted 1,320,000 stock options to its senior management at an exercise price of US$68.35 (approximately RMB444.71) per ordinary share pursuant to the Company's 2014 Share Incentive plan.

        In the event of termination of the option holders' continuous service for cause, the option holders' right to exercise the option shall terminate concurrently, except otherwise determined by the plan administrator, and the Company shall have the rights to repurchase all vested options purchased by the option holders at a discount price determined by the plan administrator. The stock option holders have waived any voting rights with regard to the shares and granted a power of attorney to the Board of Directors of the Company to exercise voting rights with respect to the shares.

        The Company uses the Binomial model to determine the estimated fair value for each option granted below with the assistance of an independent valuation firm. The Group estimates that the forfeiture rate for key management and employees will be nil and 13% for both 2015 and 2016, respectively, and nil and 18% for 2017, respectively.

        The assumptions used in determining the fair value of the share options on the grant date were as follows:

Assumptions	2017
Expected dividend yield	0%
Risk-free interest rate	1.96%
Expected volatility	61.0%
Expected life	5 years
Exercise multiples	2.80 times
Weighted average fair value of underlying ordinary shares (US$/share)	25.09

Notes:

(1)	Expected dividend yield: The expected dividend yield was estimated by the Company based on its dividend policy over the expected life of the options.
(2)	Risk-free interest rate: Risk-free interest rate was estimated based on the US Treasury Bond as of the valuation date.
(3)

Expected volatility:

The volatility of the underlying ordinary shares was estimated based on historical volatility of the Company for the period before the valuation date with length commensurate to contractual life of the options.

(4)	Expected life: The expected life was the contractual life of the share options.
(5)	Exercise multiples: The Company estimated the exercise multiple based on a consideration of various research studies regarding exercise pattern from historical statistical data.
(6)	Fair value of underlying ordinary shares: After the Company's initial public offering in March 2012, the fair values of ordinary shares were determined based on the closing price in the market.

        For the years ended December 31, 2015, 2016 and 2017, the share option movements were as follows:

	Options outstanding	Weighted average exercise price per share	Weighted average remaining contractual years to expiry per share	Weighted average fair value at grant date	Weighted average intrinsic value per option	Aggregate intrinsic value
		US$		US$	US$	US$
As of January 1, 2015	3,404,909	1.26	6.77 years
Exercised	(956,587)	1.04	5.45 years
Forfeited	(11,451)	2.29	5.96 years

Outstanding as of December 31, 2015	2,436,871	1.33	5.89 years

Exercised	(560,930)	1.53	4.61 years
Forfeited	(3,000)	2.50	4.92 years

Outstanding as of December 31, 2016	1,872,941	0.78	4.97 years

Granted	1,320,000	68.35	4.00 years
Exercised	(454,708)	1.95	3.75 years

Outstanding as of December 31, 2017	2,738,233	33.50	4.14 years

Non vested as of December 31, 2017	1,320,000
Options vested and expected to vest as of December 31, 2017	2,738,233	33.50	4.14 years	14.37	25.10	68,736,869
Exercisable as of December 31, 2017	1,418,233	1.06	4.27 years	4.39	57.54	81,606,856

        For the years ended December 31, 2015, 2016 and 2017, the Group recognized share based compensation expenses of RMB23,366 RMB7,002 and RMB54,505 in connection with the share options granted to employees, respectively. The total fair value of shares vested during 2016 and 2017 was RMB7,621 and RMB236 respectively.

        As of December 31, 2017, there was RMB162,949 unrecognized compensation expense related to unvested share options granted to executive and employees of the Group. The unvested share options expense relating to the stock options of the Group is expected to be recognized over a weighted average period of 3 years on a straight-line basis schedule as of December 31, 2017.

(b)   Non-vested shares

        During 2015, 2016 and 2017, a total of 951,684, 1,815,919 and 2,900,580 non-vested shares were granted to executive officers, employees, members of Audit Committee and consultants of the Group under the 2012 and 2014 Plan, respectively.

        Most of the non-vested shares granted have a vesting period of four years of employment services with the first one-fourth vesting on the first anniversary from grant date, and the remaining three fourth vesting on a monthly basis over a three-year period ending on the fourth anniversary of the grant date. The non-vested shares are not transferable and may not be sold or pledged and the holder has no voting or dividend right on the non-vested shares. In the event a non-vested shareholder's employment for the Company is terminated for any reason prior to the fourth anniversary of the grant date, the holder's right to the non-vested shares will terminate effectively. The outstanding non-vested shares shall be forfeited and automatically transferred to and reacquired by the Company without any consideration.

        For the years ended December 31, 2016 and 2017, the non-vested shares movement was as follows:

Non-vested shares outstanding
Outstanding as of January 1, 2016	2,094,709
Granted	1,815,919
Vested	(1,119,032)
Forfeited	(371,731)

Outstanding as of December 31, 2016	2,419,865
Granted	2,900,580
Vested	(925,623)
Forfeited	(464,564)

Outstanding as of December 31, 2017	3,930,258

        The Group recognized compensation expense over the four year service periods on a straight line basis, and applied a forfeiture rate of nil for key management for 2015, 2016 and 2017, while the forfeiture rate is 13%, 13% and 18% for employees for 2015, 2016 and 2017, respectively. The aggregate fair value of the non-vested shares at grant dates was RMB657,794, RMB824,474 and RMB1,082,797 during 2015, 2016 and 2017 respectively. The fair values of non-vested shares are measured at the respective fair values of the Company's ordinary shares on the grant-dates. For the years ended December 31, 2015, 2016 and 2017, the Group recognized share based compensation expenses of RMB279,575, RMB468,651 and RMB612,593 in connection with the non-vested shares granted to employees, respectively.

        As of December 31, 2017 there was RMB1,432,463 unrecognized compensation expense related to non-vested shares which is expected to be recognized over a weighted average vesting period of 2.72 years. The weighted average granted fair value per share of non-vested shares granted during the years ended December 31, 2015, 2016 and 2017 was US$109.00 (approximately RMB706.08), US$67.66 (approximately RMB469.76) and US$55.51 (approximately RMB361.18) respectively.

(c)   Share-based compensation expenses

        For the years ended December 31, 2015, 2016 and 2017, share-based compensation expenses have been included in the following balances on the consolidated statements of income and comprehensive income:

	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Fulfillment expenses	(18,665)	(38,428)	(73,235)
Marketing expenses	(19,938)	(38,459)	(40,364)
Technology and content expenses	(126,274)	(183,122)	(206,073)
General and administrative expenses	(138,064)	(215,644)	(347,426)

	(302,941)	(475,653)	(667,098)